NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Schedule of Lease Liability After Adoption of IFRS16 (Details) - EUR (€) € in Thousands	Jan. 01, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Operating lease commitment as lessee					€ 8,268
Lease liabilities		€ 9,979	€ 10,804	€ 12,703
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Unrecognized contracts in accordance with IFRS 16 exemptions	€ (142)
Differences in the durations used linked to termination and extension options that are reasonably certain to be exercised	5,798
Leases signed in 2018 for an asset available after January 1, 2019	(2,593)
Other (including the improvement allowance (Princeton lease))	(2,045)
Non-discounted lease liability under IFRS 16	9,285
Discount effect	(1,551)
Lease liabilities	€ 7,734